Recent Accounting Statements	12 Months Ended
Dec. 31, 2018
Recent Accounting Statements [Abstract]
Recent Accounting Statements

21.   Recent Accounting Statements

In February 2016, the FASB issued Accounting Standards Update “ASU No. 2016-02 – Leases” which introduces a lessee model that brings most leases on to the balance sheets and updates lessor accounting to align with changes in the lessee model and the revenue recognition standard.   The guidance is effective for fiscal years beginning after December 15, 2018.   We plan to elect the new transition method approved by the FASB on July 30, 2018, which allows companies to apply the provisions of the new leasing standard as of January 1, 2019, without adjusting comparative periods presented by recognizing a cumulative-effect adjustment to the opening balance of retained earnings.  We do not expect the cumulative-effect adjustment to be material.

We have contracted with a software vendor for the technology to support compliance with the ASU.  We currently have all real estate and equipment leases identified and populated into the software. We are in the process of completing testing of the data in the software for completeness and accuracy.  We have implemented controls over the implementation and are also in the process of developing and testing controls once the new standard takes effect.

While we continue to evaluate the effect of the standard on our consolidated financial statements, the adoption of the ASU will result in the recognition of a right of use asset and related liability in the range of approximately $100 million to $120 million.   This estimate is developed based partially on our anticipated utilization of the allowable practical expedients, as follows:

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We will utilize the “package” of practical expedients related to the ASU’s adoption.  As such, we will not re-assess our historical conclusions related to capital versus operating lease classification, the existence of embedded leases in service contracts and indirect initial costs for existing leases.

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We will combine the lease and non-lease components of our building/space leases for purposes of calculating our right of use asset and related lease liability.  We do not have material non-lease components in our existing equipment leases.

•	We will not capitalize leases with less than a 12-month expiration without a purchase option that is reasonably certain to be exercised.

While we intend to utilize the practical expedients as outlined above, we continue to analyze their impact and the final conclusions may change upon adoption.  Any change to the practical expedients could cause a significant change to the estimated right-of-use asset and associated lease liability.  The remaining practical expedients are either not applicable or are not anticipated to have a significant impact.  We do not anticipate a material impact to overall net income or cash flows as a result of the adoption of the ASU.

In January 2017, the FASB issued Accounting Standards Update “ASU No. 2017-4 – Intangibles – Goodwill and Other”.  To simplify the subsequent measurement of goodwill, the FASB eliminated Step 2 from the goodwill impairment test.  The guidance in the ASU is effective for the Company in fiscal years beginning after December 15, 2019.  Early adoption is permitted.  We anticipate adoption of this standard will have no impact on our consolidated financial statements.

In June 2018, the FASB issued Accounting Standards Update “ASU No. 2018-07 – Compensation – Stock Compensation”.  The ASU expands the scope of current guidance to include all share-based payment arrangements related to the acquisition of goods and services from both non-employees and employees.  The guidance in the ASU is effective for the Company in all fiscal years beginning after December 15, 2018.  Adoption of this standard will have no material impact on our consolidated financial statements.

In August 2018, the FASB issued Accounting Standards Update “ASU No. 2018-15” to provide guidance on implementation costs incurred in a cloud computing arrangement that is a service contract.  This ASU aligns the accounting for such costs with the guidance on capitalizing costs associated with developing or obtaining internal use software.  The ASU is effective for fiscal years beginning after December 15, 2019 and interim periods thereafter.  Early adoption is permitted.  We are currently evaluating the impact of this standard on our consolidated financial statements.